Segmented information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segmented information	Segmented information
The Company is managed under two primary business units consisting of the Regulated Services Group and the Renewable Energy Group. The two business units are the two segments of the Company.
The Regulated Services Group, the Company’s regulated operating unit, owns and operates a portfolio of electric, water distribution and wastewater collection, and natural gas utility systems and transmission operations in the United States, Canada, Bermuda and Chile; the Renewable Energy Group, the Company’s non-regulated operating unit, owns and operates, or has investments in, a diversified portfolio of renewable and thermal energy generation assets.
For purposes of evaluating the performance of the business units, the Company allocates the realized portion of any gains or losses on financial instruments to the specific business units. Dividend income from Atlantica and AYES Canada are included in the operations of the Renewable Energy Group, while interest income from SAWS is included in the operations of the Regulated Services Group. Equity method gains and losses are included in the operations of the Regulated Services Group or Renewable Energy Group based on the nature of the activities of the investees. The change in value of investments carried at fair value and unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship are not considered in management’s evaluation of divisional performance and are therefore allocated and reported under corporate.

	Year ended December 31, 2023
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$2,315,722	$296,314	$—	$2,612,036
Other revenue	51,137	33,395	1,447	85,979
Fuel, power and water purchased	716,446	19,499	—	735,945
Net revenue	1,650,413	310,210	1,447	1,962,070
Operating expenses	786,608	119,013	1,364	906,985
Administrative expenses	46,386	36,554	7,419	90,359
Depreciation and amortization	346,188	119,576	1,232	466,996
Asset impairment charge	—	23,492	—	23,492
Loss on foreign exchange	—	—	8,359	8,359
Operating income (loss)	471,231	11,575	(16,927)	465,879
Interest expense	(160,998)	(61,261)	(131,397)	(353,656)
Income (loss) from long-term investments	44,953	102,188	(230,705)	(83,564)
Other expenses	(121,146)	(4,002)	(23,116)	(148,264)
Earnings (loss) before income taxes	$234,040	$48,500	$(402,145)	$(119,605)
Property, plant and equipment	$8,945,637	$3,539,069	$32,744	$12,517,450
Investments carried at fair value	1,962	1,113,767	—	1,115,729
Equity-method investees	112,180	343,712	501	456,393
Total assets	12,658,955	5,367,011	347,995	18,373,961
Capital expenditures	$816,788	$209,383	$—	$1,026,171
(1) Renewable Energy Group revenue includes $5,695 related to net hedging gain from energy derivative contracts and availability credits for the year ended December 31, 2023 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $32,839 related to alternative revenue programs for the year ended December 31, 2023 that do not represent revenue recognized from contracts with customers.
21.Segmented information (continued)

	Year ended December 31, 2022
	Regulated Services Group	Renewable Energy Group	Corporate	Total
Revenue (1)(2)	$2,330,039	$350,797	$—	$2,680,836
Other revenue	54,229	28,447	1,501	84,177
Fuel and power purchased	824,670	41,684	—	866,354
Net revenue	1,559,598	337,560	1,501	1,898,659
Operating expenses	736,515	114,463	511	851,489
Administrative expenses	46,484	26,424	7,324	80,232
Depreciation and amortization	317,300	137,203	1,017	455,520
Asset impairment charge	—	159,568	—	159,568
Loss on foreign exchange	—	—	13,833	13,833
	459,299	(100,098)	(21,184)	338,017
Gain on sale of renewable assets	—	64,028	—	64,028
Operating income (loss)	459,299	(36,070)	(21,184)	402,045
Interest expense	(113,482)	(64,285)	(100,807)	(278,574)
Income (loss) from long-term investments	21,884	15,254	(502,344)	(465,206)
Other expenses	(14,765)	(570)	(12,598)	(27,933)
Earnings (loss) before income taxes	$352,936	$(85,671)	$(636,933)	$(369,668)
Property, plant and equipment	$8,554,938	$3,360,687	$29,260	$11,944,885
Investments carried at fair value	1,984	1,342,223	—	1,344,207
Equity-method investees	56,199	310,103	15,500	381,802
Total assets	12,109,575	5,251,933	266,105	17,627,613
Capital expenditures	$908,676	$180,348	$—	$1,089,024
(1) Renewable Energy Group revenue includes $63,717 related to net hedging loss from energy derivative contracts for the year ended December 31, 2022 that do not represent revenue recognized from contracts with customers.
(2) Regulated Services Group revenue includes $21,640 related to alternative revenue programs for the year ended December 31, 2022 that do not represent revenue recognized from contracts with customers.
The majority of non-regulated energy sales are earned from contracts with large public utilities. The Company has sought to mitigate its credit risk by selling energy to large utilities in various North American locations. None of the utilities contribute more than 10% of total revenue.
21.Segmented information (continued)
AQN operates in the independent power and utility industries in the United States, Canada and other regions. Information on operations by geographic area is as follows:

	2023	2022
Revenue
United States	$2,169,239	$2,232,817
Canada	162,740	175,005
Other regions	366,036	357,191
	$2,698,015	$2,765,013
Property, plant and equipment
United States	$10,826,738	$10,351,736
Canada	924,389	848,560
Other regions	766,323	744,589
	$12,517,450	$11,944,885
Intangible assets
United States	$18,666	$18,818
Canada	18,111	19,038
Other regions	57,161	58,827
	$93,938	$96,683
Revenue is attributed to the regions based on the location of the underlying generating and utility facilities.